First Trust Senior Loan Fund Annual Fund Operating Expenses - First Trust Senior Loan Fund - First Trust Senior Loan Fund	Oct. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.69%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.70%	[1]

[1]	Expenses have been restated to reflect the current fiscal year.